(LOSS)/EARNINGS PER SHARE - Calculation of Basic and Diluted EPS (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit for the year attributable to equity holders of the parent (£ million) - Basic	£ (215)	£ 542	£ 110
Weighted average number of shares used in basic EPS calculation (million) (in shares)	1,076	1,077	1,072
Basic EPS (in dollar per share)	£ (0.200)	£ 0.503	£ 0.103
Profit for the year attributable to equity holders of the parent (£ million) - Diluted	£ (215)	£ 542	£ 110
Weighted average number of shares used in diluted EPS calculation (million) (in shares)	1,076	1,097	1,094
Diluted EPS (in dollar per share)	£ (0.200)	£ 0.494	£ 0.101